Other Provisions	12 Months Ended
Dec. 31, 2025
Other Provisions [Abstract]
Other provisions
24.	Other provisions:

As of December 31, 2025 and 2024, this line item is composed of the following:

	2025	2024
	MCh$	MCh$
Provisions for customer loyalty program and merit program obligations	37,806	40,621
Provisions for lawsuits and litigation	2,037	1,592
Provisions for operational risk	552	907
Other provisions for other contingencies	—	—
Total	40,395	43,120

(a)	The following table shows the changes in provisions during the year 2025 and 2024:

	Provisions for customer loyalty program and merit program obligations	Provisions for lawsuits and litigation	Provisions for operational risk	Other provisions for other contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2024	36,242	1,173	341	264	38,020
Provisions established	4,379	1,038	836	—	6,253
Provisions used	—	(482)	(157)	—	(639)
Provisions released	—	(137)	(113)	(264)	(514)
Balances as of December 31, 2024	40,621	1,592	907	—	43,120

Balances as of January 1, 2025	40,621	1,592	907	—	43,120
Provisions established	—	657	426	—	1,083
Provisions used	—	(108)	(695)	—	(803)
Provisions released	(2,815)	(104)	(86)	—	(3,005)
Balances as of December 31, 2025	37,806	2,037	552	—	40,395